UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 7237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (100.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc. (S)	53,100	$5,386,995

Aerospace and Defense (1.6%)
L-3 Communications Holdings, Inc.	49,500	3,985,740
Lockheed Martin Corp.	75,600	6,571,908
		10,557,648

Airlines (1.6%)
JetBlue Airways Corp. (NON) (S)	342,000	4,295,520
Southwest Airlines Co.	409,200	6,150,276
		10,445,796

Automotive (1.0%)
Harley-Davidson, Inc. (S)	93,400	6,410,042

Banking (6.9%)
Bank of America Corp.	318,000	17,130,660
Commerce Bancorp, Inc. (S)	261,600	9,135,072
U.S. Bancorp	279,200	9,448,128
Wells Fargo & Co. (S)	282,300	10,244,667
		45,958,527

Biotechnology (2.4%)
Amgen, Inc. (NON)	115,400	8,760,014
Biogen Idec, Inc. (NON)	78,700	3,746,120
Genentech, Inc. (NON)	37,900	3,157,070
		15,663,204

Building Materials (0.9%)
Sherwin-Williams Co. (The)	99,200	5,875,616

Communications Equipment (4.8%)
Cisco Systems, Inc. (NON)	748,100	18,051,653
Corning, Inc. (NON)	231,200	4,723,416
Qualcomm, Inc.	246,200	8,959,218
		31,734,287

Computers (5.2%)
Apple Computer, Inc. (NON) (S)	165,700	13,434,956
Dell, Inc. (NON)	403,800	9,824,454
EMC Corp. (NON)	628,200	7,695,450
Network Appliance, Inc. (NON)	97,800	3,569,700
		34,524,560

Conglomerates (1.2%)
Danaher Corp. (S)	109,800	7,880,346

Consumer Finance (4.5%)
Capital One Financial Corp. (S)	184,600	14,644,318
Countrywide Financial Corp.	404,900	15,434,788
		30,079,106

Consumer Goods (1.2%)
Colgate-Palmolive Co.	123,000	7,868,310

Electronics (0.5%)
Microchip Technology, Inc.	110,700	3,645,351

Financial (5.4%)
American Express Co.	165,800	9,584,898
Chicago Mercantile Exchange Holdings, Inc. (The) (S)	11,100	5,561,100
Citigroup, Inc.	332,200	16,663,152
Moody's Corp. (S)	65,300	4,329,390
		36,138,540

Health Care Services (5.9%)
Cardinal Health, Inc.	89,100	5,831,595
Coventry Health Care, Inc. (NON)	61,963	2,909,163
Express Scripts, Inc. (NON)	56,200	3,581,064
UnitedHealth Group, Inc.	282,000	13,755,960
WellPoint, Inc. (NON)	171,700	13,104,144
		39,181,926

Homebuilding (0.8%)
NVR, Inc. (NON)	10,085	5,662,728

Insurance (4.2%)
ACE, Ltd. (Bermuda)	109,600	6,274,600
American International Group, Inc.	220,000	14,777,400
Prudential Financial, Inc.	86,600	6,662,138
		27,714,138

Investment Banking/Brokerage (7.1%)
Bear Stearns Cos., Inc. (The) (S)	86,100	13,031,235
BlackRock, Inc.	22,700	3,424,068
Goldman Sachs Group, Inc. (The) (S)	92,300	17,517,616
Morgan Stanley	113,000	8,636,590
T. Rowe Price Group, Inc.	89,600	4,238,976
		46,848,485

Lodging/Tourism (1.6%)
Las Vegas Sands Corp. (NON) (S)	94,500	7,200,900
Royal Caribbean Cruises, Ltd.	88,400	3,580,200
		10,781,100

Machinery (2.1%)
Caterpillar, Inc.	126,200	7,661,602
Parker-Hannifin Corp.	76,700	6,414,421
		14,076,023

Manufacturing (0.8%)
Illinois Tool Works, Inc.	108,800	5,214,784

Medical Technology (2.9%)
Becton, Dickinson and Co.	66,200	4,635,986
Boston Scientific Corp. (NON)	293,900	4,675,949
Medtronic, Inc.	121,600	5,919,488
St. Jude Medical, Inc. (NON)	120,000	4,122,000
		19,353,423

Oil & Gas (6.4%)
Apache Corp.	82,000	5,356,240
Devon Energy Corp.	119,600	7,994,064
EOG Resources, Inc. (S)	99,900	6,646,347
Exxon Mobil Corp.	96,100	6,863,462
Hess Corp. (S)	83,800	3,553,120
Marathon Oil Corp.	41,000	3,542,400
Occidental Petroleum Corp.	91,200	4,280,928
Valero Energy Corp.	80,800	4,228,264
		42,464,825

Pharmaceuticals (1.1%)
Barr Pharmaceuticals, Inc. (NON)	66,100	3,461,657
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	112,200	3,699,234
		7,160,891

Power Producers (0.5%)
AES Corp. (The) (NON)	169,000	3,716,310

Publishing (1.1%)
McGraw-Hill Cos., Inc. (The)	113,600	7,289,712

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A (NON)	195,300	5,864,859

Restaurants (2.0%)
Starbucks Corp. (NON)	145,600	5,496,400
Yum! Brands, Inc.	133,200	7,920,072
		13,416,472

Retail (10.8%)
Abercrombie & Fitch Co. Class A (S)	57,900	4,438,035
Bed Bath & Beyond, Inc. (NON)	112,900	4,548,741
Best Buy Co., Inc.	87,000	4,806,750
CVS Corp.	152,400	4,782,312
Home Depot, Inc. (The)	345,800	12,908,714
Kohl's Corp. (NON)	89,800	6,339,880
Lowe's Cos., Inc. (S)	305,500	9,207,770
Ross Stores, Inc.	181,100	5,329,773
Staples, Inc.	551,700	14,228,343
Whole Foods Market, Inc. (S)	80,800	5,158,272
		71,748,590

Semiconductor (0.9%)
Applied Materials, Inc. (S)	344,900	5,997,811

Software (4.5%)
Adobe Systems, Inc. (NON)	190,600	7,290,450
Autodesk, Inc. (NON) (S)	181,200	6,659,100
Oracle Corp. (NON)	704,100	13,004,727
Western Union Co. (The) (NON)	126,282	2,784,518
		29,738,795

Technology (0.4%)
Dun & Bradstreet Corp. (The) (NON)	31,455	2,429,584

Technology Services (6.2%)
Accenture, Ltd. Class A (Bermuda)	141,000	4,640,310
Automatic Data Processing, Inc.	212,300	10,496,112
eBay, Inc. (NON) (S)	374,500	12,032,685
Google, Inc. Class A (NON)	19,599	9,336,768
Yahoo!, Inc. (NON)	186,200	4,904,508
		41,410,383

Telecommunications (0.8%)
Sprint Nextel Corp.	288,000	5,382,720

Transportation Services (1.5%)
Expeditors International of Washington, Inc. (S)	39,200	1,858,472
United Parcel Service, Inc. Class B	109,900	8,280,965
		10,139,437

Total common stocks (cost $635,499,051)		$667,761,324

SHORT-TERM INVESTMENTS (12.2%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	3,260,527	$3,260,527
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)	$78,254,272	78,037,789

Total short-term investments (cost $81,298,316)		$81,298,316

TOTAL INVESTMENTS

Total investments (cost $716,797,367) (b)		$749,059,640

NOTES

(a) Percentages indicated are based on net assets of $664,400,519.

(b) The aggregate identified cost on a tax basis is $717,054,165, resulting in gross unrealized appreciation and depreciation of $62,515,381 and $30,509,906, respectively, or net unrealized appreciation of $32,005,475.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2006 the value of securities loaned amounted to $76,364,985. The fund received cash collateral of $78,037,789 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $54,841 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $34,904,245 and $31,643,718, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 7237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	71,700	$7,273,965

Aerospace and Defense (0.7%)
Lockheed Martin Corp. (S)	69,700	6,059,021

Airlines (1.0%)
JetBlue Airways Corp. (NON) (S)	332,800	4,179,968
Southwest Airlines Co.	280,000	4,208,400
		8,388,368

Automotive (0.1%)
Oshkosh Truck Corp.	24,900	1,125,729

Banking (7.3%)
Bank of America Corp.	511,400	27,549,118
Commerce Bancorp, Inc.	303,100	10,584,252
U.S. Bancorp	326,200	11,038,608
Wells Fargo & Co.	343,300	12,458,357
		61,630,335

Beverage (3.5%)
Coca-Cola Enterprises, Inc.	318,400	6,377,552
Molson Coors Brewing Co. Class B	110,100	7,836,918
PepsiCo, Inc.	245,300	15,561,832
		29,776,302

Biotechnology (3.3%)
Amgen, Inc. (NON) (SEG)	184,800	14,028,168
Biogen Idec, Inc. (NON)	193,500	9,210,600
MedImmune, Inc. (NON) (S)	156,100	5,001,444
		28,240,212

Cable Television (1.2%)
Comcast Corp. Class A (NON) (S)	249,600	10,151,232

Commercial and Consumer Services (1.1%)
Realogy Corp. (NON)	175,200	4,516,656
Wyndham Worldwide Corp. (NON)	153,940	4,541,230
		9,057,886

Communications Equipment (3.7%)
Cisco Systems, Inc. (NON)	604,800	14,593,824
Corning, Inc. (NON)	295,600	6,039,108
Qualcomm, Inc.	218,500	7,951,215
Redback Networks, Inc. (NON) (S)	178,500	2,823,870
		31,408,017

Computers (2.9%)
Apple Computer, Inc. (NON)	106,200	8,610,696
Dell, Inc. (NON)	315,800	7,683,414
EMC Corp. (NON)	637,800	7,813,050
		24,107,160

Conglomerates (2.4%)
Danaher Corp.	118,000	8,468,860
Tyco International, Ltd. (Bermuda)	393,600	11,583,648
		20,052,508

Construction (0.5%)
Martin Marietta Materials, Inc. (S)	51,000	4,488,000

Consumer Finance (4.0%)
Capital One Financial Corp.	218,700	17,349,471
Countrywide Financial Corp.	434,600	16,566,952
		33,916,423

Consumer Goods (2.7%)
Clorox Co.	66,000	4,260,960
Procter & Gamble Co. (The)	291,700	18,490,863
		22,751,823

Containers (1.0%)
Ball Corp.	85,300	3,547,627
Owens-Illinois, Inc. (NON) (S)	297,800	4,943,480
		8,491,107

Electric Utilities (3.4%)
Edison International	55,708	2,475,664
Entergy Corp.	73,700	6,325,671
Exelon Corp.	125,500	7,778,490
PG&E Corp.	181,900	7,847,166
Wisconsin Energy Corp.	88,200	4,051,908
		28,478,899

Electronics (1.2%)
Marvell Technology Group, Ltd. (Bermuda) (NON) (S)	209,500	3,829,660
Microchip Technology, Inc.	88,900	2,927,477
National Semiconductor Corp.	129,600	3,147,984
		9,905,121

Energy (1.1%)
BJ Services Co.	172,700	5,208,632
Pride International, Inc. (NON)	158,900	4,387,229
		9,595,861

Financial (3.5%)
Citigroup, Inc.	507,700	25,466,232
MGIC Investment Corp.	70,200	4,124,952
		29,591,184

Food (0.7%)
Pilgrim's Pride Corp. (S)	222,900	5,568,042

Health Care Services (2.9%)
Cardinal Health, Inc. (S)	88,200	5,772,690
Caremark Rx, Inc.	108,800	5,356,224
Community Health Systems, Inc. (NON)	100,600	3,264,470
Health Management Associates, Inc. Class A	157,300	3,098,810
WellPoint, Inc. (NON)	90,100	6,876,432
		24,368,626

Homebuilding (0.5%)
NVR, Inc. (NON) (S)	7,600	4,267,400

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	86,400	7,510,752

Insurance (2.4%)
Berkshire Hathaway, Inc. Class B (NON)	1,960	6,889,400
Everest Re Group, Ltd. (Barbados)	73,200	7,259,976
Genworth Financial, Inc. Class A	189,900	6,350,256
		20,499,632

Investment Banking/Brokerage (3.8%)
Bear Stearns Cos., Inc. (The)	111,800	16,920,930
Goldman Sachs Group, Inc. (The)	78,000	14,803,620
		31,724,550

Lodging/Tourism (1.4%)
Las Vegas Sands Corp. (NON)	55,900	4,259,580
Royal Caribbean Cruises, Ltd.	187,100	7,577,550
		11,837,130

Machinery (1.8%)
Caterpillar, Inc.	153,200	9,300,772
Parker-Hannifin Corp. (S)	69,100	5,778,833
		15,079,605

Manufacturing (0.9%)
Illinois Tool Works, Inc.	164,300	7,874,899

Medical Technology (1.5%)
Boston Scientific Corp. (NON)	398,900	6,346,499
Hospira, Inc. (NON)	67,500	2,453,625
St. Jude Medical, Inc. (NON)	119,500	4,104,825
		12,904,949

Metals (1.3%)
Nucor Corp. (S)	85,702	5,005,854
United States Steel Corp.	92,600	6,259,760
		11,265,614

Oil & Gas (8.2%)
Apache Corp.	88,000	5,748,160
Devon Energy Corp.	93,800	6,269,592
Exxon Mobil Corp.	473,800	33,838,795
Hess Corp. (S)	186,500	7,907,600
Marathon Oil Corp.	63,500	5,486,400
Newfield Exploration Co. (NON)	136,300	5,559,677
Valero Energy Corp.	88,800	4,646,904
		69,457,128

Pharmaceuticals (4.6%)
Barr Pharmaceuticals, Inc. (NON) (S)	70,300	3,681,611
Johnson & Johnson	328,800	22,161,120
Pfizer, Inc.	231,495	6,169,342
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	107,400	3,540,978
Watson Pharmaceuticals, Inc. (NON)	135,300	3,640,923
		39,193,974

Railroads (1.2%)
CSX Corp.	106,500	3,798,855
Norfolk Southern Corp.	116,000	6,098,120
		9,896,975

Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A (NON)	204,000	6,126,120

Regional Bells (0.8%)
Verizon Communications, Inc.	179,200	6,630,400

Restaurants (0.6%)
Yum! Brands, Inc.	90,400	5,375,184

Retail (7.7%)
Abercrombie & Fitch Co. Class A	47,400	3,633,210
Barnes & Noble, Inc.	175,500	7,249,905
Circuit City Stores-Circuit City Group (S)	175,700	4,740,386
CVS Corp.	299,800	9,407,724
Kohl's Corp. (NON)	126,000	8,895,600
OfficeMax, Inc.	185,300	8,816,574
RadioShack Corp. (S)	196,600	3,507,344
Ross Stores, Inc.	181,200	5,332,716
Staples, Inc.	250,300	6,455,237
Supervalu, Inc.	196,500	6,563,100
		64,601,796

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	90,800	3,355,968

Semiconductor (0.9%)
Formfactor, Inc. (NON)	94,100	3,592,738
Himax Technologies, Inc. ADR (Taiwan) (NON)	582,100	3,707,977
		7,300,715

Software (4.4%)
Adobe Systems, Inc. (NON)	170,200	6,510,150
Autodesk, Inc. (NON)	173,400	6,372,450
McAfee, Inc. (NON)	196,600	5,687,638
Oracle Corp. (NON)	562,800	10,394,916
Symantec Corp. (NON)	198,200	3,932,288
Western Union Co. (The) (NON)	176,900	3,900,645
		36,798,087

Technology Services (2.2%)
Accenture, Ltd. Class A (Bermuda)	107,800	3,547,698
Computer Sciences Corp. (NON)	85,800	4,534,530
eBay, Inc. (NON)	211,200	6,785,856
VeriSign, Inc. (NON)	165,800	3,428,744
		18,296,828

Telecommunications (2.2%)
Sprint Nextel Corp.	979,700	18,310,593

Transportation Services (1.5%)
United Parcel Service, Inc. Class B	162,500	12,244,375

Total common stocks (cost $798,209,948)		$834,978,495

SHORT-TERM INVESTMENTS (5.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)	$28,334,785	$28,256,399
Putnam Prime Money Market Fund (e)	14,727,403	14,727,403

Total short-term investments (cost $42,983,802)		$42,983,802

TOTAL INVESTMENTS

Total investments (cost $841,193,750) (b)		$877,962,297

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/06 (aggregate face value $6,287,985) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$3,592,289	$3,619,235	12/20/06	$26,946
Japanese Yen	2,707,002	2,668,750	11/15/06	(38,252)

Total				$(11,306)

FUTURES CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	27	$9,336,600	Dec-06	$(46,742)

NOTES

(a) Percentages indicated are based on net assets of $843,072,184.

(b) The aggregate identified cost on a tax basis is $841,566,022, resulting in gross unrealized appreciation and depreciation of $74,205,733 and $37,809,458, respectively, or net unrealized appreciation of $36,396,275.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2006 the value of securities loaned amounted to $27,649,094. The fund received cash collateral of $28,256,399, which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $63,086 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $52,232,026 and $45,784,078, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

At October 31, 2006, liquid assets totaling $15,635,400 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006